VictoryShares International Value Momentum ETF Expense Example - VictoryShares International Value Momentum ETF - VictoryShares International Value Momentum ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	121
Expense Example, with Redemption, 5 Years	215
Expense Example, with Redemption, 10 Years	$ 489